DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 63,725	$ 63,064
Canadian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 9,765	$ 7,878
Average Exchange Rate	740,000	740,000
Canadian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 4,554	$ 5,661
Average Exchange Rate	740,000	800,000
Canadian dollars | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,792	$ 0
Average Exchange Rate	680,000	0
British pounds | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 7,993	$ 8,334
Average Exchange Rate	1,280,000	1,150,000
European Union euros | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 14,563	$ 15,497
Average Exchange Rate	1,130,000	1,010,000.00
Australian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 4,390	$ 5,228
Average Exchange Rate	660,000	660,000
Indian rupees | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 5,737	$ 7,280
Average Exchange Rate	90,950,000	88,120,000
Indian rupees | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,824	$ 2,060
Average Exchange Rate	97,520,000	82,870,000
Korean won | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,597	$ 1,002
Average Exchange Rate	1,411,000,000	1,380,000,000
Chinese yuan1 | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,187	$ 3,604
Average Exchange Rate	6,990,000	6,970,000
Japanese yen | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 189	$ 142
Average Exchange Rate	139,260,000	137,640,000
Japanese yen | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,321	$ 825
Average Exchange Rate	7,250,000	7,170,000
Colombian pesos | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,413	$ 2,463
Average Exchange Rate	4,748,000,000	4,541,000,000
Brazilian reais | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,787	$ 1,981
Average Exchange Rate	210,000	190,000
Other currencies | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,406	$ 763